EQUITY - Future issuances (Details) - shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EQUITY
Warrants	1,560,588	1,560,588	619,429
Series 1 Convertible Preferred Shares	1,166,667
Convertible debt		1,166,667
Options issued and outstanding under stock option plan	834,691	738,037	646,195	638,729
Deferred share units	1,061	1,061	1,061
Common Shares available for grant under stock option plan	185,144	281,798	173,120
Total Common Shares reserved for future issuance	3,748,151	3,748,151	1,980,458